Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	Global Technology Acquisition Corp. I
Entity Central Index Key	0001848821
Entity Tax Identification Number	66-0969672
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	195 US Hwy 50
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89488
City Area Code	307
Local Phone Number	203-7980
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	195 US Hwy 50
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89488
City Area Code	307
Local Phone Number	203-7980